Divestiture and Discontinued Operations - Schedule of Schedule of Disposal Groups Including Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 48
Allowance for doubtful accounts	64	68
Noncurrent assets
Intangible assets, net of accumulated amortization		32,391
Operating lease ROU assets	2,289	2,941
Current liabilities
Other accounts payable	3,853	3,082
Operating leases	592	595
Current portion of obligations under capital leases		55
Total current liabilities held for sale		4,567
Noncurrent liabilities
Operating leases	1,727	2,468
Total noncurrent liabilities held for sale		5,712
Net sales from discontinued operations	1,805	4,612
Cost of sales from discontinued operations	(978)	(2,976)
Income tax (expense) / recovery from discontinued operations	(25)	(106)
Income / (loss) on discontinued operations	(19,449)	(622)
Arago Group
Current assets
Cash and cash equivalents	48
Trade accounts receivable	258
Allowance for doubtful accounts
Other accounts receivable	24
Prepaid expenses	237
Other current assets	122
Total current assets held for sale	689
Noncurrent assets
Deferred income tax assets	5
Property, plant and equipment net of accumulated depreciation	15
Intangible assets, net of accumulated amortization	9,081
Operating lease ROU assets	766
Goodwill	22,524
Other noncurrent assets
Total noncurrent assets held for sale	32,391
TOTAL ASSETS HELD FOR SALE	33,080
Current liabilities
Trade creditors	1,189
Other accounts payable	473
Notes payable	2,044
Deferred revenue, current	396
Operating leases	355
Current portion of obligations under capital leases
Income tax payable
Other current liabilities	110
Total current liabilities held for sale	4,567
Noncurrent liabilities
Deferred revenue, noncurrent
Indebtedness to related parties, noncurrent	2,395
Capital leases
Operating leases	411
Employee benefit plan obligation
Deferred income tax liability	2,906
Total noncurrent liabilities held for sale	5,712
TOTAL LIABILITIES HELD FOR SALE	10,279
Net sales from discontinued operations	1,805	4,612
Cost of sales from discontinued operations	(978)	(2,976)
Gross profit from discontinued operations	827	1,636
Research & development expenses	(574)	(1,389)
Selling & marketing expenses	(329)	(1,115)
General & administrative expenses	(2,293)	(4,660)
Non-operating income	1,076	6,129
Non-operating expenses	(3,154)	(1,329)
Loss on disposal of a business	(15,026)
Total operating and non-operating expenses from discontinued operations	(20,300)	(2,364)
Income / (loss) from discontinued operations before income tax	(19,473)	(728)
Income tax (expense) / recovery from discontinued operations	25	106
Income / (loss) on discontinued operations	(19,448)	(622)
Less: Net income on discontinued operations attributable to noncontrolling interests	(1,531)
Net income / (loss) on discontinued operations attributable to WISeKey International Holding AG	(17,917)	(622)
Net cash provided by (used in) operating activities	(1,733)	(3,567)
Net cash provided by (used in) investing activities
Net cash provided by (used in) financing activities	$ 1,795	$ 3,153